Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,872,441.44
Total Transaction Valuation	57,005,368,897.46
Total Offset Amount	7,872,441.44
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A